Statements of Operations - HubPages, Inc. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net sales	$ 3,448,229	$ 1,798,667	$ 4,904,759	$ 3,816,239
Operating expenses:
Service costs	2,026,440	1,268,625	2,920,215	2,279,602
Research and development costs	172,885	213,895	617,307	364,682
Selling, general and administrative costs	755,698	338,587	795,449	1,037,326
Total operating expenses	2,955,023	1,821,107	4,332,971	3,681,610
Operating income (loss)	493,206	(22,440)	571,788	134,629
Interest income	4,649	1,630
Other income			4,175	818
Income (loss) before income taxes	497,855	(20,810)	575,963	135,447
Income tax expense
Net income (loss)	$ 497,855	$ (20,810)	$ 575,963	$ 135,447